Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Percentage of legal reserve on share capital	25.00%
Shares held by subsidiaries	72,941,000	72,941,000
American depository shares (ADs) [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Number of shares outstanding	157,164,000	157,164,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	314,328,000	314,328,000
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution	30.00%